Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds II
Prospectus Date	rr_ProspectusDate	Jan. 28, 2013
Supplement [Text Block]	bf2_SupplementTextBlock
BlackRock Funds II
BlackRock Aggressive Growth Prepared Portfolio
BlackRock Conservative Prepared Portfolio
BlackRock Growth Prepared Portfolio
BlackRock Moderate Prepared Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated October 11, 2013
to the Prospectus and Statement of Additional Information, each dated January 28, 2013

Effective immediately, the following changes are made to the Funds’ Prospectus:
The first paragraph in the section of the Prospectus entitled “Fund Overview — Principal Investment Strategies of the Fund” with respect to each Fund is amended to add the following:

Under normal circumstances, the Fund intends to invest exclusively in affiliated open-end funds and affiliated exchange-traded funds (“ETFs”).

The fourth paragraph in the section of the Prospectus entitled “Fund Overview — Principal Investment Strategies of the Fund” with respect to each Fund is amended to add the following:

The Fund may use derivatives as a substitute for taking a position in an underlying fund or ETF and such derivative exposure shall be included in the Fund’s equity or fixed income asset allocation as determined by Fund management.

BLACKROCK AGGRESSIVE GROWTH PREPARED PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf2_SupplementTextBlock
BlackRock Funds II
BlackRock Aggressive Growth Prepared Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated October 11, 2013
to the Prospectus and Statement of Additional Information, each dated January 28, 2013

Effective immediately, the following changes are made to the Funds’ Prospectus:
The first paragraph in the section of the Prospectus entitled “Fund Overview — Principal Investment Strategies of the Fund” with respect to each Fund is amended to add the following:

Under normal circumstances, the Fund intends to invest exclusively in affiliated open-end funds and affiliated exchange-traded funds (“ETFs”).

The fourth paragraph in the section of the Prospectus entitled “Fund Overview — Principal Investment Strategies of the Fund” with respect to each Fund is amended to add the following:

The Fund may use derivatives as a substitute for taking a position in an underlying fund or ETF and such derivative exposure shall be included in the Fund’s equity or fixed income asset allocation as determined by Fund management.

BLACKROCK CONSERVATIVE PREPARED PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf2_SupplementTextBlock
BlackRock Funds II
BlackRock Conservative Prepared Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated October 11, 2013
to the Prospectus and Statement of Additional Information, each dated January 28, 2013

Effective immediately, the following changes are made to the Funds’ Prospectus:
The first paragraph in the section of the Prospectus entitled “Fund Overview — Principal Investment Strategies of the Fund” with respect to each Fund is amended to add the following:

Under normal circumstances, the Fund intends to invest exclusively in affiliated open-end funds and affiliated exchange-traded funds (“ETFs”).

The fourth paragraph in the section of the Prospectus entitled “Fund Overview — Principal Investment Strategies of the Fund” with respect to each Fund is amended to add the following:

The Fund may use derivatives as a substitute for taking a position in an underlying fund or ETF and such derivative exposure shall be included in the Fund’s equity or fixed income asset allocation as determined by Fund management.

BLACKROCK GROWTH PREPARED PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf2_SupplementTextBlock
BlackRock Funds II
BlackRock Growth Prepared Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated October 11, 2013
to the Prospectus and Statement of Additional Information, each dated January 28, 2013

Effective immediately, the following changes are made to the Funds’ Prospectus:
The first paragraph in the section of the Prospectus entitled “Fund Overview — Principal Investment Strategies of the Fund” with respect to each Fund is amended to add the following:

Under normal circumstances, the Fund intends to invest exclusively in affiliated open-end funds and affiliated exchange-traded funds (“ETFs”).

The fourth paragraph in the section of the Prospectus entitled “Fund Overview — Principal Investment Strategies of the Fund” with respect to each Fund is amended to add the following:

The Fund may use derivatives as a substitute for taking a position in an underlying fund or ETF and such derivative exposure shall be included in the Fund’s equity or fixed income asset allocation as determined by Fund management.

BLACKROCK MODERATE PREPARED PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf2_SupplementTextBlock
BlackRock Funds II
BlackRock Moderate Prepared Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated October 11, 2013
to the Prospectus and Statement of Additional Information, each dated January 28, 2013

Effective immediately, the following changes are made to the Funds’ Prospectus:
The first paragraph in the section of the Prospectus entitled “Fund Overview — Principal Investment Strategies of the Fund” with respect to each Fund is amended to add the following:

Under normal circumstances, the Fund intends to invest exclusively in affiliated open-end funds and affiliated exchange-traded funds (“ETFs”).

The fourth paragraph in the section of the Prospectus entitled “Fund Overview — Principal Investment Strategies of the Fund” with respect to each Fund is amended to add the following:

The Fund may use derivatives as a substitute for taking a position in an underlying fund or ETF and such derivative exposure shall be included in the Fund’s equity or fixed income asset allocation as determined by Fund management.